Summary of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Shares Underlying Options, Beginning balance	2,566
Weighted Average Exercise Price, Beginning Balance	$ 1,618.30
Weighted Average Remaining Contractual Term (in years), Outstanding	8 years 7 months 20 days	8 years 6 months 7 days
Intrinsic Value, Outstanding, Beginning balance
Shares Underlying Options, Granted	10,058
Weighted Average Exercise Price, Granted	$ 210.45
Shares Underlying Options, Expired	(28)
Weighted Average Exercise Price, Expired	$ 2,479.66
Shares Underlying Options, Forfeited	(43)
Weighted Average Exercise Price, Forfeited	$ 1,700.47
Shares Underlying Options, Ending balance	12,553	2,566
Weighted Average Exercise Price, Ending Balance	$ 343.74	$ 1,618.30
Intrinsic Value, Outstanding, Ending balance
Shares Underlying Options, Exercisable	3,913
Weighted Average Exercise Price, Exercisable	$ 610.35
Weighted Average Remaining Contractual Term (in years), Exercisable	8 years 1 month 24 days
Intrinsic Value, Exercisable